EQUI-VEST® ExpressSM (Series 700)

Equitable Financial Life Insurance Company

Issued through: Separate Account A

Summary Prospectus for Existing Investors

May 1, 2022

This summary prospectus (the “Summary Prospectus”) summarizes key features of the contract. The statutory prospectus (the “prospectus”) and Statement of Additional Information ("SAI") for the contract contain more information about the contract’s features, benefits, and risks. The prospectus and SAI are incorporated by reference into this updating Summary Prospectus. You can find the current prospectus, SAI and other information about the contract online at www.equitable.com/ICSR#EQH146650. You can also obtain this information at no cost by calling 1-877-522-5035, by sending an email request to EquitableFunds@dfinsolutions.com, or by calling your financial intermediary.

The EQUI-VEST® ExpressSM (Series 700) are variable and fixed deferred annuity contracts. The contracts provide for the accumulation of retirement savings and for income. The contracts offer income and death benefit protection as well. They also offer a number of payout options.

Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.

Updated Information About Your Contract

None.

Important information you should consider about the contract

FEES AND EXPENSES
Charges for Early Withdrawals

If you surrender your contract, apply your cash value to a non-life contingent annuity payment option, or withdraw money from the contract within 7 years following your last contribution, you will be assessed a withdrawal charge of up to 7% of contributions withdrawn. For example, if you make a withdrawal in the first year, you could pay a withdrawal charge of up to $7,000 on a $100,000 investment.

If amounts are withdrawn from a fixed maturity option before the maturity date, there will be a market value adjustment which could greatly reduce the value in your fixed maturity option. See the FMO prospectus for more information.

For additional information about the charges for surrenders and early withdrawals charges see “Withdrawal charge” in “Charges under the contracts” under “Charges and expenses” in the prospectus.

Transaction Charges

In addition to withdrawal charges, you may also be charged for other transactions (for special requests such as wire transfers, express mail, duplicate contracts, preparing checks or third-party transfers or exchanges).

For additional information about transaction charges see “Charges that the Company deducts” in “Charges and expenses” in the prospectus.

Ongoing Fees and Expenses (annual charges)

The contract provides for different ongoing fees and expenses. The table below describes the fees and expenses that you may pay each year under the contract, depending if you choose the options you choose. Please refer to your contract specifications page for information about the specific fees you will pay each year based the options you have elected.

	Annual Fee	Minimum	Maximum
	Base Contract(1)	0.95%	2.00%
	Investment options (Portfolio fees and expenses)(2)	0.56%	1.47%

(1)  Expressed as an annual percent of daily net assets in the variable investment options.

(2)  Expressed as an annual percentage of daily net assets in the Portfolio. This range is for the year ended December 31, 2021 and could change from year to year.

Because your contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the contract or make any other transactions, which could add withdrawal charges that substantially increase costs.

	Lowest Annual Cost $2,284	Highest Annual Cost $2,975

Assumes:

•   Investment of $100,000

•   5% annual appreciation

•   Least expensive combination of contract and Portfolio fees and expenses

•   No optional benefits

•   No sales charges

•   No additional contributions, transfers or withdrawals

Assumes:

•   Investment of $100,000

•   5% annual appreciation

•   Most expensive combination of contract, optional benefits and Portfolio fees and expenses

•   No sales charges

•   No additional contributions, transfers or withdrawals

	For additional information about ongoing fees and expenses see “Fee Table” in the prospectus.
RISKS
Risk of Loss

The contract is subject to the risk of loss. You could lose some or all of your account value. For additional information about the risk of loss see “Principal risks of investing in the contract” in the prospectus.

RISKS
Not a Short-Term Investment

The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short-term investment or savings vehicle. A withdrawal charge may apply in certain circumstances and any withdrawals may also be subject to federal and state income taxes and tax penalties. For additional information about the investment profile of the contract see “Fee Table” in the prospectus.

Risks Associated with Investment Options

An investment in the contract is subject to the risk of poor investment performance and can vary depending on the performance of the variable investment options available under the contract, (e.g., the Portfolios). Each investment option, including the fixed maturity options, has its own unique risks. You should review the variable investment options available under the contract before making an investment decision.

For additional information about the risks associated with investment options see “Variable investment options” and “Portfolios of the Trusts” in “Purchasing the Contract” in the prospectus, as well as, “Risk factors” in the FMO prospectus. See also Appendix “Portfolio Companies available under the contract” in the prospectus.

Insurance Company Risks

An investment in the contract is subject to the risks related to the Company. The Company is solely responsible to the contract owner for the contract’s account value and optional benefits. The general obligations, fixed maturity options, and any optional benefits under the contract are supported by our general account and are subject to our claims paying ability. An owner should look solely to our financial strength for our claims-paying ability. More information about the Company, including our financial strength ratings, may be obtained at www.equitable.com/selling-life-insurance/financial-strength-ratings.

For additional information about insurance company risks see “About the general account” in “More information” in the prospectus.

RESTRICTIONS
Investments

We may, at any time, exercise our rights to limit or terminate your contributions, allocations and transfers to any of the variable investment options and to limit the number of variable investment options which you may select. Such rights include, among others, combining any two or more variable investment options and transferring the account value from any variable investment option to another variable investment option.

For more information see “About Separate Account A” in “More information” in the prospectus.

For additional information about the investment options, including information regarding volatility management strategies and techniques, see “Portfolios of the Trusts” in “Purchasing the Contract” in the Prospectus. See also the FMO prospectus.

Optional Benefits

At any time, we have the right to limit or terminate your contributions to the contract. If you have a guaranteed benefit (which is also known as an optional benefit) and we exercise our right to discontinue the acceptance of, and/or place additional limitations on, contributions to the contract you may no longer be able to fund your guaranteed benefit.

TAXES
Tax Implications

You should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the contract. There is no additional tax benefit to you if the contract is purchased through a tax-qualified plan or individual retirement account (IRA). Withdrawals will be subject to ordinary income tax and may be subject to tax penalties. Generally, you are not taxed until you make a withdrawal from the contract.

For more information, see “Tax information” in the prospectus.

CONFLICTS OF INTEREST
Investment Professional Compensation

Some financial professionals may receive compensation for selling the contract to you, both in the form of commissions or in the form of contribution-based compensation. Financial professionals may also receive additional compensation for enhanced marketing opportunities and other services (commonly referred to as “marketing allowances”). This conflict of interest may influence the financial professional to recommend this contract over another investment.

For additional information about compensation to financial professionals see “Distribution of the contracts” in “More information” in the prospectus.

Exchanges

Some financial professionals may have a financial incentive to offer a new contract in place of the one you already own. You should only exchange your contract if you determine, after comparing the features, fees, and risks of both contracts, that it is preferable to purchase the new contract rather than continue to own your existing contract.

For additional information about exchanges see “Charge for third-party transfer or exchange” in “Charges and expenses” in the prospectus.

Appendix: Portfolio Companies available under the contract

The following is a list of Portfolio Companies available under the contract. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at www.equitable.com/ICSR#EQH146650. You can request this information at no cost by calling 1-877-522-5035 or by sending an email request to EquitableFunds@dfinsolutions.com.

The current expenses and performance information below reflects fee and expenses of the Portfolios, but do not reflect the other fees and expenses that your contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.

Affiliated Portfolio Companies:

		Current Expenses	Average Annual Total Returns (as of 12/31/2021)
Type	Portfolio Company – Investment Adviser; Sub-Adviser(s), as applicable		1 year	5 year	10 year
Asset Allocation	1290 VT DoubleLine Dynamic Allocation — EIMG; DoubleLine Capital LP	1.20%^	10.10%	9.09%	—
Equity	1290 VT Equity Income — EIMG; Barrow, Hanley, Mewhinney & Strauss, LLC d/b/a Barrow Hanley Global Investors	0.95%^	26.40%	8.90%	11.12%
Specialty	1290 VT GAMCO Mergers & Acquisitions — EIMG; GAMCO Asset Management, Inc.	1.28%^	11.34%	3.81%	4.69%
Equity	1290 VT GAMCO Small Company Value — EIMG; GAMCO Asset Management, Inc.	1.05%	25.15%	10.62%	12.52%
Fixed Income	1290 VT High Yield Bond — EIMG; AXA Investment Managers US Inc., Post Advisory Group, LLC	1.05%^	3.95%	5.41%	—
Equity	1290 VT Small Cap Value — EIMG; Blackrock Investment Management, LLC, Horizon Kinetics Asset Management LLC	1.15%^	38.52%	11.39%	—
Equity	1290 VT SmartBeta Equity ESG — EIMG; AXA Investment Managers US Inc.	1.10%^	23.08%	14.65%	—
Equity	1290 VT Socially Responsible — EIMG; BlackRock Investment Management, LLC	0.90%	30.29%	18.59%	16.53%
Equity	EQ/2000 Managed Volatility† — EIMG; AllianceBernstein L.P., BlackRock Investment Management, LLC	0.82%	13.92%	11.15%	12.35%
Equity	EQ/400 Managed Volatility† — EIMG; AllianceBernstein L.P., BlackRock Investment Management, LLC	0.84%	23.63%	12.12%	13.11%
Equity	EQ/500 Managed Volatility† — EIMG; AllianceBernstein L.P., BlackRock Investment Management, LLC	0.78%	27.63%	17.09%	15.30%
Asset Allocation	EQ/AB Dynamic Moderate GrowthΔ — EIMG; AllianceBernstein L.P.	1.10%	12.04%	7.57%	6.90%
Equity	EQ/AB Small Cap Growth — EIMG; AllianceBernstein L.P.	0.90%	12.90%	17.28%	14.90%
Asset Allocation	EQ/Aggressive Allocation† — EIMG	1.14%	17.14%	12.85%	11.45%
Asset Allocation	EQ/Aggressive Growth Strategy† — EIMG	1.00%	16.82%	12.01%	—
Asset Allocation	EQ/All Asset Growth Allocation — EIMG	1.23%	10.92%	9.71%	8.15%
Equity	EQ/American Century Mid Cap Value — EIMG; American Century Investment Management, Inc.	1.00%^	23.02%	—	—
Asset Allocation	EQ/Balanced Strategy† — EIMG	0.97%	9.48%	8.20%	7.23%
Equity	EQ/Capital Group Research — EIMG; Capital International, Inc.	0.97%^	23.06%	19.20%	16.34%
Equity	EQ/ClearBridge Large Cap Growth ESG — EIMG; ClearBridge Investments, LLC	1.00%^	21.67%	21.34%	16.67%
Equity	EQ/ClearBridge Select Equity Managed Volatility† — EIMG; Blackrock Investment Management, LLC, ClearBridge Investments, LLC	1.06%^	25.06%	18.48%	15.36%
Equity	EQ/Common Stock Index — EIMG; AllianceBernstein L.P.	0.68%	24.93%	17.20%	15.53%
Asset Allocation	EQ/Conservative Allocation† — EIMG	1.00%^	2.70%	4.46%	3.64%
Asset Allocation	EQ/Conservative Growth Strategy† — EIMG	0.96%	7.08%	6.87%	6.00%
Asset Allocation	EQ/Conservative Strategy† — EIMG	0.95%	2.50%	4.26%	3.53%
Asset Allocation	EQ/Conservative-Plus Allocation† — EIMG	1.07%	6.76%	6.90%	5.90%

		Current Expenses	Average Annual Total Returns (as of 12/31/2021)
Type	Portfolio Company – Investment Adviser; Sub-Adviser(s), as applicable		1 year	5 year	10 year
Fixed Income	EQ/Core Bond Index — EIMG; SSGA Funds Management, Inc.	0.65%^	-2.08%	2.34%	1.74%
Fixed Income	EQ/Core Plus Bond — EIMG; AXA Investment Managers, US Inc., Brandywine Global Investment Management, LLC, Loomis, Sayles & Company, L.P.	0.95%^	-1.53%	4.19%	2.98%
Equity	EQ/Emerging Markets Equity PLUS — EIMG; AllianceBernstein L.P., EARNEST Partners, LLC	1.27%^	-0.55%	8.76%	—
Equity	EQ/Equity 500 Index — EIMG; AllianceBernstein L.P.	0.55%^	27.98%	17.78%	15.84%
Equity	EQ/Fidelity Institutional AM® Large Cap — EIMG; FIAM LLC	0.87%^	25.22%	—	—
Equity	EQ/Franklin Small Cap Value Managed Volatility† — EIMG; BlackRock Investment Management, LLC, Franklin Mutual Advisers, LLC	1.05%^	19.61%	10.43%	12.07%
Equity	EQ/Global Equity Managed Volatility† — EIMG; BlackRock Investment Management, LLC, Invesco Advisers, Inc., Morgan Stanley Investment Management Inc.	1.14%^	15.91%	12.94%	10.45%
Equity	EQ/Goldman Sachs Mid Cap Value — EIMG; Goldman Sachs Asset Management L.P.	1.09%^	30.49%	—	—
Fixed Income	EQ/Intermediate Government Bond — EIMG; SSGA Funds Management, Inc.	0.65%^	-2.18%	1.47%	0.90%
Equity	EQ/International Core Managed Volatility† — EIMG; BlackRock Investment Management, LLC, EARNEST Partners, LLC, Federated Global Investment Management Corp., Massachusetts Financial Services Company d/b/a MFS Investment Management	1.09%	10.02%	9.44%	6.79%
Equity	EQ/International Equity Index — EIMG; AllianceBernstein L.P.	0.79%	10.91%	8.03%	6.81%
Equity	EQ/International Managed Volatility† — EIMG; AllianceBernstein L.P., BlackRock Investment Management, LLC	0.91%	10.59%	8.77%	6.97%
Equity	EQ/International Value Managed Volatility† — EIMG; BlackRock Investment Management, LLC, Harris Associates L.P.	1.08%	10.35%	7.76%	6.30%
Equity	EQ/Invesco Comstock — EIMG; Invesco Advisers, Inc.	1.00%^	33.02%	11.27%	12.58%
Equity	EQ/Invesco Global — EIMG; Invesco Advisers, Inc.	1.15%^	15.10%	17.60%	13.64%
Specialty	EQ/Invesco Global Real Assets — EIMG; Invesco Advisers, Inc., Invesco Asset Management Ltd.	1.18%	20.99%	—	—
Equity	EQ/Invesco International Growth — EIMG; Invesco Advisers, Inc.	1.14%	5.78%	—	—
Equity	EQ/Janus Enterprise — EIMG; Janus Henderson Investors US LLC(1)	1.04%	16.83%	18.93%	12.40%
Equity	EQ/JPMorgan Value Opportunities — EIMG; J.P. Morgan Investment Management Inc.	0.96%	23.18%	11.70%	14.05%
Equity	EQ/Large Cap Core Managed Volatility† — EIMG; BlackRock Investment Management, LLC, Capital International, Inc., GQG Partners LLC, Vaughan Nelson Investment Management	0.87%	27.31%	17.05%	15.12%
Equity	EQ/Large Cap Growth Index — EIMG; AllianceBernstein L.P.	0.71%	26.70%	24.37%	18.92%
Equity	EQ/Large Cap Growth Managed Volatility† — EIMG; BlackRock Investment Management, LLC, HS Management Partners, LLC, Loomis, Sayles & Company, L.P., Polen Capital Management, LLC, T.Rowe Price Associates, Inc.	0.84%	24.38%	22.44%	17.85%
Equity	EQ/Large Cap Value Index — EIMG; AllianceBernstein L.P.	0.73%	24.20%	10.43%	12.20%
Equity	EQ/Large Cap Value Managed Volatility† — EIMG; AllianceBernstein L.P., Aristotle Capital Management, LLC, Massachusetts Financial Services Company d/b/a MFS Investment Management	0.85%	24.80%	11.16%	12.46%
Equity	EQ/Lazard Emerging Markets Equity — EIMG; Lazard Asset Management LLC	1.35%^	5.92%	—	—
Equity	EQ/Loomis Sayles Growth — EIMG; Loomis, Sayles & Company, L.P.	1.05%^	16.20%	21.12%	16.97%
Equity	EQ/MFS International Growth — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.10%^	9.35%	13.97%	9.75%
Equity	EQ/MFS International Intrinsic Value — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.15%^	10.24%	—	—
Equity	EQ/MFS Mid Cap Focused Growth — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.10%^	18.83%	—	—
Specialty	EQ/MFS Technology — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.12%	13.76%	—	—
Specialty	EQ/MFS Utilities Series — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.05%^	13.92%	—	—
Equity	EQ/Mid Cap Index — EIMG; AllianceBernstein L.P.	0.66%^	23.87%	12.32%	13.42%
Equity	EQ/Mid Cap Value Managed Volatility† — EIMG; BlackRock Investment Management, LLC, Diamond Hill Capital Management, Inc., Wellington Management Company LLP	0.94%	27.38%	10.52%	12.60%
Asset Allocation	EQ/Moderate Allocation† — EIMG	1.07%	8.43%	8.07%	6.92%

		Current Expenses	Average Annual Total Returns (as of 12/31/2021)
Type	Portfolio Company – Investment Adviser; Sub-Adviser(s), as applicable		1 year	5 year	10 year
Asset Allocation	EQ/Moderate Growth Strategy† — EIMG	0.97%	11.91%	9.49%	8.46%
Asset Allocation	EQ/Moderate-Plus Allocation† — EIMG	1.11%	12.67%	10.55%	9.26%
Cash/Cash Equivalent	EQ/Money Market* — EIMG; BNY Mellon Investment Adviser, Inc.	0.70%	0.16%	0.71%	0.35%
Equity	EQ/Morgan Stanley Small Cap Growth — EIMG; BlackRock Investment Management, LLC, Morgan Stanley Investment Management, Inc.	1.17%^	2.78%	26.15%	—
Fixed Income	EQ/PIMCO Global Real Return — EIMG; Pacific Investment Management Company LLC	0.92%^	4.01%	4.72%	—
Fixed Income	EQ/PIMCO Ultra Short Bond — EIMG; Pacific Investment Management Company LLC	0.80%^	-0.49%	1.21%	0.92%
Fixed Income	EQ/Quality Bond PLUS — EIMG; AllianceBernstein L.P., Pacific Investment Management Company LLC	0.79%	-2.18%	2.15%	1.53%
Equity	EQ/Small Company Index — EIMG; AllianceBernstein L.P.	0.62%	15.10%	11.78%	12.83%
Equity	EQ/T. Rowe Price Growth Stock — EIMG; T. Rowe Price Associates, Inc.	1.00%^	13.82%	21.74%	18.20%
Equity	EQ/Value Equity — EIMG; Aristotle Capital Management, LLC	0.91%	25.38%	9.61%	11.64%
Specialty	EQ/Wellington Energy — EIMG; Wellington Management Company LLP	1.19%^	35.48%	—	—
Equity	Multimanager Aggressive Equity — EIMG; 1832 Asset Management U.S. Inc., AllianceBernstein L.P., ClearBridge Investments, LLC, T. Rowe Price Associates, Inc., Westfield Capital Management Company, L.P.	0.95%	20.49%	23.74%	18.39%
Fixed Income	Multimanager Core Bond — EIMG; BlackRock Financial Management, Inc., DoubleLine Capital LP, Pacific Investment Management Company LLC, SSGA Funds Management, Inc.	0.85%^	-1.47%	2.90%	2.39%
Specialty	Multimanager Technology — EIMG; AllianceBernstein L.P., Allianz Global Investors U.S. LLC, Wellington Management Company LLP	1.24%^	20.81%	29.43%	22.07%
Asset Allocation	Target 2015 Allocation — EIMG	1.10%^	6.27%	7.50%	6.83%
Asset Allocation	Target 2025 Allocation — EIMG	1.09%	10.80%	9.98%	8.99%
Asset Allocation	Target 2035 Allocation — EIMG	1.05%	14.10%	11.65%	10.34%
Asset Allocation	Target 2045 Allocation — EIMG	1.05%	16.29%	12.68%	11.32%
Asset Allocation	Target 2055 Allocation — EIMG	1.10%^	18.30%	13.87%	—
^	This Portfolio’s annual expenses reflect temporary fee reductions.
Δ

Certain other affiliated Portfolios, as well as unaffiliated Portfolios, may utilize volatility management techniques that differ from the EQ volatility management strategy. Affiliated Portfolios that utilize these volatility management techniques are identified in the chart by a “A”. Any such unaffiliated Portfolio is not identified in the chart. See “Portfolios of the Trusts” for more information regarding volatility management.

†

EQ Managed Volatility Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy, and the EQ/affiliated Fund of Fund Portfolios that invest in Portfolios that use the EQ volatility management strategy, are identified in the chart by a “†“. See “Portfolios of the Trusts” for more information regarding volatility management.

*

The Portfolio operates as a “government money market fund.” The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.

(1)

This is the Investment Manager or Sub Adviser’s (together the “Adviser”) new name, as applicable. The Adviser’s former name is Janus Capital Management LLC which may continue to be used in certain documents for a period of time after the date of this prospectus.

Unaffiliated Portfolio Companies:

		Current Expenses	Average Annual Total Returns (as of 12/31/2021)
Type	Portfolio Company – Investment Adviser; Sub-Adviser(s), as applicable		1 year	5 year	10 year
Fixed Income	American Funds Insurance Series® The Bond Fund of America — Capital Research and Management Company	0.70%^	-0.59%	3.96%	3.02%
Fixed Income	Delaware Ivy VIP High Income — Delaware Management Company; Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Europe Limited, Macquarie Investment Management Global Limited	0.95%	6.06%	5.48%	6.60%
Equity	Delaware Ivy VIP Small Cap Growth — Delaware Management Company; Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Global Limited	1.14%^	3.99%	15.83%	12.85%
Fixed Income	Invesco V.I. High Yield Fund — Invesco Advisers, Inc.	1.19%	4.00%	4.38%	5.34%
Equity	Invesco V.I. Main Street Mid Cap Fund® — Invesco Advisers, Inc.	1.18%	22.86%	11.15%	10.52%
Equity	Invesco V.I. Small Cap Equity Fund — Invesco Advisers, Inc.	1.20%	20.09%	13.16%	12.01%
Equity	MFS® Investors Trust Series — Massachusetts Financial Services Company	1.03%^	26.51%	16.95%	15.17%

		Current Expenses	Average Annual Total Returns (as of 12/31/2021)
Type	Portfolio Company – Investment Adviser; Sub-Adviser(s), as applicable		1 year	5 year	10 year
Equity	MFS® Massachusetts Investors Growth Stock Portfolio — Massachusetts Financial Services Company	1.02%^	25.66%	22.53%	17.29%
Specialty	VanEck VIP Global Resources Fund — Van Eck Associates Corporation	1.34%	18.68%	1.99%	-0.37%
^	This Portfolio’s annual expenses reflect temporary fee reductions.

EQUI-VEST® ExpressSM (Series 700)

Issued by

Equitable Financial Life Insurance Company

1290 Avenue of the Americas

New York, NY 10104

(212) 554-1234

We have filed with the Securities and Exchange Commission a Prospectus and a Statement of Additional Information (“SAI”) that include additional information about EQUI-VEST® ExpressSM (Series 700), the Company and Separate Account A. The Prospectus and SAI each dated May 1, 2022 are incorporated by reference into this Summary Prospectus. The Prospectus and SAI are available free of charge. To request a copy of either document, to ask about your contract, or to make other investor inquiries, please call (800) 628-6673. The Prospectus and SAI are also available at our website, www.equitable.com/ICSR#EQH146650.

Class/Contract Identifier: C000024808

(#443567)